SEGMENT INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues and gross profit generated from each segment
Net revenues	$ 3,476,495	$ 3,200,583	$ 3,744,512
Cost of revenues	2,786,581	2,482,086	2,969,430
Gross profit	689,914	718,497	775,082
Income from operations	220,430	258,879	364,657
Operating segment | CSI Solar Segment
Revenues and gross profit generated from each segment
Net revenues	3,105,044	2,591,154	2,448,057
Cost of revenues	2,496,153	1,977,502	1,941,539
Gross profit	608,891	613,652	506,518
Income from operations	253,105	267,642	182,488
Operating segment | Global Energy Segment
Revenues and gross profit generated from each segment
Net revenues	726,167	718,735	1,427,245
Cost of revenues	577,052	604,856	1,184,724
Gross profit	149,115	113,879	242,521
Income from operations	53,414	18,795	171,876
Elimination and unallocated items
Revenues and gross profit generated from each segment
Net revenues	(354,716)	(109,306)	(130,790)
Cost of revenues	(286,624)	(100,272)	(156,833)
Gross profit	(68,092)	(9,034)	26,043
Income from operations	$ (86,089)	$ (27,558)	$ 10,293